<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2008

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		November 18, 2008

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     2469   160000 SH       SOLE                   160000
ARIBA                          COM              04033V203     1766   125000 SH       SOLE                   125000
ART TECHNOLOGY GROUP           COM              04289L107     1496   425000 SH       SOLE                   425000
ATRICURE INC                   COM              04963C209     1541   155500 SH       SOLE                   155500
BLACKBAUD INC                  COM              09227Q100     1107    60000 SH       SOLE                    60000
BURGER KING HOLDINGS INC       COM              121208201      982    40000 SH       SOLE                    40000
DAYSTAR TECHNOLOGIES COM       COM              23962Q100      280   100000 SH       SOLE                   100000
DISCOVERY COMMUN NEW COM SER A COM              25470F104      534    37500 SH       SOLE                    37500
DISCOVERY COMMUN NEW COM SER C COM              25470F302      531    37500 SH       SOLE                    37500
EMS TECHNOLOGIES INC           COM              26873N108     4462   200000 SH       SOLE                   200000
EVERGREEN SOLAR INC COM        COM              30033R108      662   120000 SH       SOLE                   120000
FTI CONSULTING                 COM              302941109     2890    40000 SH       SOLE                    40000
GAMETECH INTERNATIONAL COM     COM              36466D102      579   221990 SH       SOLE                   221990
GLOBAL PAYMENTS                COM              37940X102     1794    40000 SH       SOLE                    40000
HOWSTUFFWORKS                  COM              40431N104     1964   755217 SH       SOLE                   755217
INVERNESS MEDICAL INNOVATION R COM              46126P106     3000   100000 SH       SOLE                   100000
IPC THE HOSPITALIST CO COM     COM              44984A105     2313    90000 SH       SOLE                    90000
KANA SOFTWARE                  COM              483600300      750   750000 SH       SOLE                   750000
L-1 IDENTITY SOLUTIONS         COM              50212A106     1528   100000 SH       SOLE                   100000
LUMBER LIQUIDATORS INC COM     COM              55003Q103     1130    90000 SH       SOLE                    90000
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100      648    66500 SH       SOLE                    66500
MGM MIRAGE                     COM              552953101     2992   105000 SH       SOLE                   105000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     3349   150000 SH       SOLE                   150000
NEUROGEN CORP                  COM              64124E106      400  1666678 SH       SOLE                  1666678
NIKE INC CL B                  COM              654106103     1338    20000 SH       SOLE                    20000
NINTENDO LTD ADR               COM              654445303     4854    95000 SH       SOLE                    95000
OMNITURE INC COM               COM              68212S109     1102    60000 SH       SOLE                    60000
PENN NATL GAMING               COM              707569109     1063    40000 SH       SOLE                    40000
REALNETWORKS                   COM              75605L104     1143   225000 SH       SOLE                   225000
RENESOLA LTD SPONS ADS         COM              75971T103     1678   160000 SH       SOLE                   160000
STAPLES                        COM              855030102     2250   100000 SH       SOLE                   100000
SYNOVIS LIFE TECH INC COM      COM              87162G105      753    40000 SH       SOLE                    40000
TEXAS ROADHOUSE INC - CL A     COM              882681109      539    60000 SH       SOLE                    60000
URBAN OUTFITTERS               COM              917047102      956    30000 SH       SOLE                    30000
VISTAPRINT LTD                 COM              G93762204      985    30000 SH       SOLE                    30000
VOCUS INC COM                  COM              92858J108     2038    60000 SH       SOLE                    60000